DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)	9 Months Ended
	Dec. 31, 2025	Mar. 18, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common Shares, authorized value	$ 50,000	$ 50,000
Common Shares, shares authorized	50,000	50,000
Common Shares, par value	$ 1	$ 1
HSPT and SL Bio
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Par value of shares to be issued	$ 0.00001